Intangible assets - (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Indefinite life	R$ 1,803,606	R$ 1,537,135
Definite life	439,526	358,703
Intangible assets and goodwill	R$ 2,243,132	R$ 1,895,838